Exploration and Evaluation assets - Disclosure of detailed information about costs related to properties of goanna resources (Details) - Goanna Resources Sapi De Cv [Member] - CAD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	$ 0	$ 0
Additions	18,350,905	0
Ending Balance	18,350,905	0
Panuco Copala Property [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	207,315,821	162,731,725
Additions	25,584,306	32,927,678
Effect of change in exchange rate	(11,551,104)	11,656,418
Ending Balance	221,349,023	207,315,821
La Garra Resources Corp [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	18,350,905	0
Effect of change in exchange rate	0	0
Ending Balance	18,350,905	0
El Richard San Enrique Claims [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	1,390,673	0
Additions	543,016	1,390,673
Effect of change in exchange rate	(123,656)	0
Ending Balance	1,810,033	1,390,673
Others [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	17,670	0
Effect of change in exchange rate	0	0
Ending Balance	17,670	0
Exploration and evaluation assets [member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	208,706,494	162,731,725
Additions	44,495,897	34,318,351
Effect of change in exchange rate	(11,674,760)	11,656,418
Ending Balance	$ 241,527,631	$ 208,706,494